Insurance contracts and private pension	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Insurance contracts and private pension
Note	27 – Insurance contracts and private pension

ITAÚ UNIBANCO HOLDING, through its subsidiaries, offers to the market insurance and private pension products, with the purpose of assuming risks and restoring the economic balance of insured’s equity affected. Products are offered through insurance brokers (third parties operating in the market and their own), Itaú Unibanco’s electronic channels and branches, in compliance with regulatory requirements, issued by the National Council of Private Insurance – CNSP and by the Superintendence of Private Insurance - SUSEP.

I –	Insurance

Contract entered between the parties to protect the client’s goods, that, upon payment of a premium, is protected by means of replacement or pre-established financial compensation, against damages that may cause property or personal destabilization. ITAÚ UNIBANCO HOLDING insurance companies then recognize technical reserves, through specialized areas within the conglomerate, with the objective of indemnifying the policyholder’s loss in the event of claims of insured risks.

The insurance risks sold by insurance companies of ITAÚ UNIBANCO HOLDING are divided into property and casualty, that covers losses, damages or liabilities for assets or persons, and life insurance that includes coverage for death and personal accidents.

II –	Private pension

Developed to ensure the maintenance of the quality of life of participants, as a supplement to the government plans, through long term investments, private pension products are divided into three major groups:

•

PGBL - Plan Generator of Benefits: The main objective of this plan is the accumulation of financial resources, but it can be purchased with additional risk coverage. Recommended for clients that file the full version of income tax return, because they can deduct contributions paid for tax purposes up to 12% of the annual taxable gross income.

•	VGBL - Redeemable Life Insurance: This is an insurance structured as a pension plan. Its taxation differs from the PGBL; in this case, the tax basis is the earned income.

•

FGB - Fund Generator of Benefits: This is a pension plan with minimum income guarantee, and possibility of receiving earnings from asset performance. Although there are plans still in existence, they are no longer sold.

III –	Technical reserves for insurance and private pension

The technical provisions of insurance and private pension are recognized according to the technical notes approved by SUSEP and criteria established by current legislation, as follows:

•

Provision for unearned premiums (PPNG) - this provision is recognized, based on insurance premiums, for the coverage of amounts payable related to claims and expenses to be incurred. In the calculation, term to maturity of risks assumed and issued and risks in effect but not issued (PPNG-RVNE) in the policies or endorsements of contracts in force are considered , on a pro rata-die basis;

•

Provision for unsettled claims (PSL) - this provision is recognized for the coverage of expected amounts related reported and unpaid claims, including administrative and judicial claims. It includes amounts related to indemnities, reserve funds and income past-due, all gross of reinsurance operations and net of coinsurance operations. When required, it should contemplate IBNER (claims incurred but not sufficiently reported) adjustments for the aggregate development of claims reported but not paid, which mounts may be changed throughout the process up to final settlement;

•

Provision for claims incurred and not reported (IBNR) - this provision is recognized for the coverage of expected unsettled amounts related to claims incurred but not reported up to the calculation base date, including administrative and judicial claims. It includes amounts related to indemnities, reserve funds and income, all gross of reinsurance operations and net of coinsurance operations;

•

Mathematical provisions for benefits to be granted (PMBAC) - recognized for the coverage of commitments assumed to participants or policyholders, based on the assumptions set forth in the contract, while the event that gave rise to the benefit and/or indemnity has not occurred;

•

Mathematical provisions for granted benefits (PMBC) - recognized for the coverage of commitments to payment of indemnities and/or benefits assumed with participants or insured parties, based on the assumptions established in the agreement, after the event has occurred.

•

Provision for financial surplus (PEF) - it is recognized to ensure the amounts intended for distribution of financial surplus, if the event is stated in the agreement. Corresponds to the financial income exceeding the minimum return guaranteed in the product;

•

Supplemental Coverage Reserve (PCC) - recognized when technical reserves are found to be insufficient, as shown by the Liability Adequacy Test, which follows specific provisions in the prevailing regulation;

•

Provision for redemptions and other amounts to be regularize (PVR) - this provision is recognized for the coverage of amounts related to redemptions to regularize, returns on premiums or funds, transfers requested but, for any reason, not yet transferred to the insurance company or open private pension entity beneficiary, and where premiums have been received but not quoted;

•	Provision for related expenses (PDR) - recognized for the coverage of expected amounts related to expenses on benefits and indemnities, due to events which have occurred and will occur.

IV -	Main information related to Insurance and Private Pension operations

a)	Indexes

	Sales ratio		Loss ratio
	%		%
Main Insurance Lines	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2018	01/01 to 12/31/2017
Group accident insurance	34.3	38.0	9.4	7.8
Individual accident	14.1	12.5	20.8	23.5
Commercial multiple peril	21.1	21.2	29.3	36.4
Internal credit	0.7	0.9	134.5	139.6
Mandatory insurance for personal injury caused by motor vehicles (DPVAT)	0	1.2	0	84.5
Serious or terminal diseases	16.1	10.7	17.5	21.1
Extended warranty - assets	62.0	62.1	13.9	16.0
Credit Life	20.4	18.7	18.3	16.9
Income from Uncertain Events	20.3	16.3	17.1	18.4
Multiple risks	48.1	57.8	53.3	27.2
Home insurance in market policies – Credit Life	20.4	20.7	15.3	13.0
Group life	15.1	8.3	33.2	24.2

b) Income related to insurance and private pension

Main lines	Premiums and contributions
	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Group accident insurance	689	666	776
Individual accident	280	289	212
Commercial multiple peril	52	53	56
Internal Credit	78	64	63
Mandatory insurance for personal injury caused by motor vehicles (DPVAT)	0	24	37
Serious or terminal diseases	188	172	166
Warranty extension - Assets	0	—	112
Disability Savings Pension	291	319	295
PGBL	2,193	2,084	1,955
Credit Life	879	621	570
Income from Uncertain Events	235	177	146
Multiple risks	209	151	162
Home Insurance in Market Policies – Credit Life	288	272	243
Traditional	122	129	142
VGBL	17,154	20,318	18,153
Group life	937	990	1,234
Other lines	502	547	433
Total	24,097	26,876	24,755

c) Technical provisions balances

	Insurance		Private Pension		Total
	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Unearned premiums (PPNG)	2,111	1,883	13	15	2,124	1,898
Mathematical reserve for benefits to be granted (PMBAC) and benefits granted (PMBC)	195	173	195,348	175,992	195,543	176,165
Redemptions and Other Unsettled Amounts (PVR)	12	11	298	264	310	275
Financial surplus (PEF)	2	2	605	604	607	606
Unsettled claims (PSL)	548	560	43	34	591	594
Claims / events incurred but not reported (IBNR)	348	401	25	27	373	428
Related Expenses (PDR)	31	28	98	95	129	123
Other	562	406	948	737	1,510	1,143
Total	3,809	3,464	197,378	177,768	201,187	181,232

d) Change in technical provisions

	12/31/2018			12/31/2017
	Insurance	Private pension	Total	Insurance	Private pension	Total
Opening balance	3,464	177,768	181,232	3,926	150,150	154,076
(+) Additions arising from premiums / contribution	4,340	19,764	24,104	4,059	22,854	26,913
(-) Risk adjustments	(3,937)	(297)	(4,234)	(4,225)	(323)	(4,548)
(-) Payment of claims / benefits	(1,184)	(580)	(1,764)	(1,228)	(472)	(1,700)
(+) Reported claims	1,325	0	1,325	1,291	—	1,291
(-) Redemptions	(1)	(13,771)	(13,772)	(2)	(12,534)	(12,536)
(+/-) Portability of insurances	0	3,758	3,758	—	3,436	3,436
(+) Adjustment of reserves and financial surplus	9	11,622	11,631	16	7,754	7,770
(+) Corporate Reorganization	0	0	0	(282)	—	(282)
(+/-) Other (recognition / reversal)	(207)	(886)	(1,093)	(91)	6,903	6,812
Closing balance	3,809	197,378	201,187	3,464	177,768	181,232

Through actuarial models based mainly on the portfolio historical experience and on macroeconomic projections, ITAÚ UNIBANCO HOLDING establishes the assumptions that influence the assessment of technical provisions. The assumptions are reassessed annually by experts of the actuarial and risk area, and are subsequently submitted to the executive’s approval. The effects on assumptions are recognized in income for the period in which they occurred.

V - Deferred acquisition costs

They are recorded in assets and charges are shown in the table below:

	12/31/2018	12/31/2017
Opening Balance	253	429

Increase	1,001	772
Amortization	(845)	(948)

Closening Balance	409	253

Balance to be amortized in up to 12 months	334	209
Balance to be amortized after 12 months	75	44

VI - Table of Claims Development

The amounts shown in the tables express the position at 12/31/2018, since the actuarial calculations are made semi-annually:

Provision for unsettled claims (PSL) (*)	591
(-) IBNER	170
(-) Reinsurance	35
(-) Retrocession and other estimates	(25)
Liability claims presented in the development table (a + b)	411

(*)	It stated in Note 27lV c at 12/31/2018.

Changes in the amount of obligations of the ITAÚ UNIBANCO HOLDING may occur at the end of each annual reporting period. The table below shows the development by the claims incurred method. The first part of the table shows how the final loss estimate changes through time. The second part of the table reconciles the amounts pending payment and the liability disclosed in the balance sheet.

a) Administratives claims

Occurrence date	12/31/2014	12/31/2015	12/31/2016	12/31/2017	12/31/2018	Total
At the end of reporting period	910	1,009	938	934	992
After 1 year	935	1,054	981	977	0
After 2 years	958	1,082	1,001		0
After 3 years	964	1,091			0
After 4 years	967				0
Current estimate	967	1,091	1,001	977	992
Accumulated payments through base date	962	1,078	978	956	815	4,789
Liabilities recognized in the balance sheet	5	13	23	21	178	240
Liabilities in relation to prior periods					0	12
Total administratives claims					0	252

b) Judicial claims

Occurrence date	12/31/2014	12/31/2015	12/31/2016	12/31/2017	12/31/2018	Total
At the end of reporting period	27	30	26	28	16
After 1 year	37	41	35	40	0
After 2 years	46	52	43		0
After 3 years	54	64			0
After 4 years	60				0
Current estimate	60	64	43	40	16
Accumulated payments through base date	45	49	34	30	10	168
Liabilities recognized in the balance sheet	15	15	10	10	5	55
Liabilities in relation to prior periods					0	104
Total judicial claims					0	159

The breakdown of the table development of claims between administrative and legal evidences the reallocation of claims up to a certain base date and that become legal ones afterwards, which may give the wrong impression of need for adjusting the provisions in each breakdown.

VII – Liability Adequacy Test

The ITAÚ UNIBANCO HOLDING carry out the Liability Adequacy Test, comparing the amount recognized for its technical reserves with the current estimate of cash flow of its future obligations. The estimate should consider all cash flows related to the business, which is the minimum requirement for carrying out the adequacy test.

The Liability Adequacy Test did not indicate significant insufficiency in the periods ended of 2018, 2017 and 2016.

The assumptions used in the test are periodically reviewed and are based on the best practices and the analysis of subsidiaries’ experience, therefore representing the best estimates for cash flow projections.

Methodology and test grouping

Specifically for insurance products, cash flows were projected using the method known as run-off triangle of quarterly frequency. For social security products, cash flows for the deferral and assignment phases are tested on a separate basis.

The risk grouping criterion considers groups subject to similar risks that are jointly managed as a single portfolio.

Biometric tables

Biometric tables are instruments to measure the biometric risk represented by the probability of death, survival or disability of a participant.

For death and survival estimates, the Brazilian Market Insurer Experience (BR-EMS) tables in effect are used, adjusted according to life expectancy development of Scale G, and the Álvaro Vindas table is adopted to estimate benefit requests for disability.

Risk-free interest rate

The relevant risk-free forward interest-rate structure is an indicator of the pure time value of money used to price the set of projected cash flows.

The relevant structure of risk-free interest rate was obtained from the curve of securities deemed to be credit risk free, available in the Brazilian financial market and determined pursuant to an internal policy of ITAÚ UNIBANCO HOLDING, considering the addition of spread, which took into account the impact of the market result of Financial assets at amortized cost of the guarantee assets portfolio.

Income conversion rate

The income conversion rate represents the expected conversion of balances accumulated by participants in retirement benefits. The decision of conversion into income by participants is influenced by behavioral, economic and tax factors.

Other assumptions

Related expenses, cancellations and partial redemptions, future increases and contributions, among others, are assumptions that affect the estimate of projected cash flows since they represent expenses and income arising from insurance agreements assumed.